Cash and cash equivalents -Summary of Cash flow Statement for Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Within operating cash flows	¥ (6,938)	¥ (4,618)	¥ (5,317)
Within financing cash flows	(17,544)	(15,586)	(89,124)
Total	¥ (24,482)	¥ (20,204)	¥ (94,441)